Inventories (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Pharmaceuticals	¥ 592,000	¥ 789,000
Medical consumables	14,315,000	14,792,000
Total current inventories	14,907,000	15,581,000
Cost of inventories recognised as expense	¥ 234,487,000	¥ 204,881,000